ACCOUNTS RECEIVABLE	9 Months Ended
Sep. 30, 2021
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE

NOTE – 3 ACCOUNTS RECEIVABLE

The majority of the Company’s sales are on open credit terms and in accordance with terms specified in the contracts governing the relevant transactions. The Company evaluates the need of an allowance for doubtful accounts based on specifically identified amounts that management believes to be uncollectible. If actual collections experience changes, revisions to the allowance may be required. Based upon the aforementioned criteria, there were no allowances for doubtful debts to be charged to the consolidated statements of operations for the three months ended March 31, 2022 and 2021.

	March 31, 2022	December 31, 2021
		(Audited)

Accounts receivable, cost	$4,960,175	$5,101,830
Less: allowance for doubtful accounts	(4,951,599)	(4,972,680)
Accounts receivable, net	$8,576	$129,150